Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Tables)	12 Months Ended
Dec. 31, 2019
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Tables) [Abstract]
Changes in other provision

IV - Changes in other provision

	R$ thousand
	Labor	Civil	Tax (1)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368
Adjustment for inflation	677,970	508,399	386,671
Provisions, net of (reversals and write-offs)	1,289,664	912,287	531,052
Payments	(1,538,827)	(1,152,887)	(302,885)
Balance on December 31, 2018	5,983,603	5,614,362	8,204,206
Adjustment for inflation	682,600	645,001	431,394
Provisions, net of (reversals and write-offs) (1)	3,382,750	4,330,466	(227,244)
Payments	(2,702,886)	(1,904,036)	(18,271)
Balance on December 31, 2019	7,346,067	8,685,793	8,390,085

(1) In 2019, includes reversal of income tax and social contribution on losses on credit receivable in the amount of R $ 230,852 thousand.